Intangible Assets (Details 1)	12 Months Ended
Dec. 31, 2024 R$ / $
Inflation Brazil [Member]
IfrsStatementLineItems [Line Items]
2025	3.93%
2026	4.65%
2027	4.60%
Inflation United States [Member]
IfrsStatementLineItems [Line Items]
2025	2.48%
2026	2.57%
2027	2.57%
Discounted cash flow [member]
IfrsStatementLineItems [Line Items]
2025	5.80
2026	0.0573
2027	5.69